GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF IMPAIRMENT OF GOODWILL

Goodwill
December 31, 2020	$8,761,725
Goodwill recognized in connection with Kush acquisition on May 1, 2021	$1,288,552
December 31, 2021	$10,050,277
Goodwill recognized in connection with Medigap acquisition on January 10, 2022	$19,199,008
March 31, 2022	$29,249,285

Goodwill
December 31, 2019	$8,045,263
Goodwill recognized in connection with UIS acquisition on August 17, 2020	$716,462
December 31, 2020	$8,761,725
Goodwill recognized in connection with Kush acquisition on May 1, 2021	$1,288,552
December 31, 2021	$10,050,277

SCHEDULE OF INTANGIBLE ASSETS AND WEIGHTED-AVERAGE REMAINING AMORTIZATION PERIOD

The following table sets forth the major categories of the Company’s intangible assets and the weighted-average remaining amortization period as of March 31, 2022:

	Weighted Average Remaining Amortization period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade name and trademarks	5.1	$2,117,475	$(701,666)	$1,415,809
Internally developed software	4.4	881,586	(67,682)	813,904
Customer relationships	9.7	8,787,290	(1,239,562)	7,547,728
Purchased software	0.3	562,327	(499,846)	62,481
Video Production Assets	0.8	50,000	(9,863)	40,137
Non-competition agreements	2.6	3,504,809	(1,653,617)	1,851,192
Contracts Backlog	0.8	210,000	(46,028)	163,972
		$16,113,487	$(4,218,264)	$11,895,223

The following table sets forth the major categories of the Company’s intangible assets and the weighted-average remaining amortization period as of December 31, 2021:

	Weighted Average Remaining Amortization period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade name and trademarks	3.5	$1,777,475	$(609,822)	$1,167,653
Internally developed software	4.7	595,351	(28,443)	566,908
Customer relationships	7.7	4,237,290	(1,048,726)	3,188,564
Purchased software	0.6	562,327	(452,985)	109,342
Video Production Assets	1.0	20,000	-	20,000
Non-competition agreements	2.9	3,504,809	(1,478,376)	2,026,433
		$10,697,252	$(3,618,352)	$7,078,900

The following table sets forth the major categories of the Company’s intangible assets and the weighted-average remaining amortization period as of December 31, 2021:

	Weighted Average Remaining Amortization period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade name and trademarks	3.5	$1,777,475	$(609,822)	$1,167,653
Internally developed software	4.7	595,351	(28,443)	566,908
Customer relationships	7.7	4,237,290	(1,048,726)	3,188,564
Purchased software	0.6	562,327	(452,985)	109,342
Video Production Assets	1.0	20,000	-	20,000
Non-competition agreements	2.9	3,504,809	(1,478,376)	2,026,433
		$10,697,252	$(3,618,352)	$7,078,900

The following table sets forth the major categories of the Company’s intangible assets and the weighted-average remaining amortization period as of December 31, 2020:

	Weighted Average Remaining Amortization period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade name and trademarks	2.6	$1,087,760	$(307,163)	$780,597
Customer relationships	7.6	3,686,290	(623,649)	3,062,641
Purchased software	1.6	562,327	(265,543)	296,784
Non-competition agreements	2.6	2,677,010	(834,598)	1,842,412
		$8,013,387	$(2,030,953)	$5,982,434

SCHEDULE OF AMORTIZATION EXPENSE OF ACQUIRED INTANGIBLES ASSETS

The following table reflects expected amortization expense as of March 31, 2022, for each of the following five years and thereafter:

Years ending December 31,	Amortization Expense
2022 (remainder of year)	$1,823,253
2023	2,064,243
2024	1,771,983
2025	1,325,184
2026	1,064,552
Thereafter	3,846,008
Total	$11,895,223

The following table reflects expected amortization expense as of December 31, 2021, for each of the following five years and thereafter:

Years ending December 31,	Amortization Expense
2022	$1,725,031
2023	1,586,574
2024	1,217,290
2025	853,046
2026	604,639
Thereafter	1,092,320
Total	$7,078,900